American Beacon NIS Core Plus Bond Fund

Supplement dated March 5, 2024

to the

Summary Prospectus, dated June 1, 2023, as previously amended or supplemented

Effective December 31, 2023, Jeffrey F. Parker of National Investment Services of America, LLC retired from his position as a portfolio manager for the American Beacon NIS Core Plus Bond Fund (the “Fund”). Accordingly, effective as of December 31, 2023, all references to Mr. Parker in the Fund’s Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE